Derivative instruments and hedging activities	9 Months Ended
Sep. 30, 2015
Derivative instruments and hedging activities [Abstract]
Derivative instruments and hedging activities

Note 8. Derivative instruments and hedging activities:

The following table summarizes the consolidated balance sheets classification and fair values of the Company's derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2015	2014	2015	2014
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$480	$3,753	$37,993	$45,000
Assets derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	94	-	9,518	-
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(391)	(2,901)	26,737	18,424
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	(173)	(1,243)	12,500	38,426
		$10	$(391)	$86,748	$101,850

As of September 30, 2015, the Company had in effect foreign exchange forward contracts, not designated as hedging instruments for the conversion of $48.8 million, $8.9 million and $7.0 million into Euro, New Israeli Shekel and Japanese Yen, respectively. These derivatives are primarily used to reduce the impact of foreign currency fluctuations on certain balance sheet exposures. With respect to such derivatives, loss of $0.2 million and gain of $4.6 million were recognized under financial expense, net for the three-month periods ended September 30, 2015 and 2014, respectively, and gains of $3.4 million and $4.7 million were recognized under financial expense, net for the nine-month periods ended September 30, 2015 and 2014, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recorded under financial expense, net.

As of September 30, 2015, the Company had foreign exchange forward contracts in effect for the conversion of $22.0 million designated as a cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company's accumulated other comprehensive loss. These contracts mature through June 30, 2016.